Financial liabilities - Interest-bearing loans (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financial liabilities
Total non-current liabilities	€ 16,409	€ 18,078
Total current liabilities	7,182	6,020
Total non-current and current liabilities	23,591	24,098
Total loans
Financial liabilities
Total non-current liabilities	200	401
Total current liabilities	3,883	2,492
Secured bank loans
Financial liabilities
Total non-current liabilities	200	401
Total current liabilities	567	567
Short term deposits pledged as security	1,500	1,500
Other bank loans
Financial liabilities
Total current liabilities		387
Total non-current and current liabilities		387
Bank overdrafts
Financial liabilities
Total current liabilities	3,316	1,538
Lease liabilities
Financial liabilities
Total non-current liabilities	16,209	17,677
Total current liabilities	3,299	3,528
Total non-current and current liabilities	€ 19,508	€ 21,205